CORPORATE AND SUBSIDIARY BORROWINGS - Narrative (Details) - USD ($)	1 Months Ended	6 Months Ended
	Apr. 30, 2022	Jun. 30, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Corporate borrowings		$ 1,795,000,000	$ 693,000,000
American National
Disclosure of detailed information about borrowings [line items]
Corporate borrowings		1,500,000,000
Bilateral revolving credit facilities backed by global banks
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity		500,000,000
Corporate borrowings		122,000,000
Revolving credit facility
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity		1,000,000,000
Corporate borrowings		$ 672,000,000
Borrowing maturity term		364 days
Borrowing Facility
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity	$ 1,000,000,000
Corporate borrowings		$ 1,000,000,000
Borrowing maturity term	364 days
Revolving credit facility with Brookfield
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity		400,000,000
Corporate borrowings		$ 0